Other Assets - Components of Other within Other Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Level 3 of fair value hierarchy [member]
Disclosure of Other Assets [line items]
Financial assets, at fair value	$ 1,326	$ 1,184
At cost [member]
Disclosure of Other Assets [line items]
Investment properties	$ 1,073	$ 1,001